Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
March 31, 2026

Dates Covered
Collections Period	03/01/26 - 03/31/26
Interest Accrual Period	03/16/26 - 04/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/26	551,648,445.64	24,603
Yield Supplement Overcollateralization Amount 02/28/26	34,914,970.48	0
Receivables Balance 02/28/26	586,563,416.12	24,603
Principal Payments	27,761,903.35	894
Defaulted Receivables	1,375,581.15	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/26	32,589,430.13	0
Pool Balance at 03/31/26	524,836,501.49	23,662

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.47%
Prepayment ABS Speed	1.73%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	9,613,088.54	326
Past Due 61-90 days	2,893,293.63	95
Past Due 91-120 days	816,036.64	25
Past Due 121+ days	0.00	0
Total	13,322,418.81	446

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.39%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.67%
Delinquency Trigger Occurred	NO

Recoveries	1,251,322.04
Aggregate Net Losses/(Gains) - March 2026	124,259.11
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.25%
Prior Net Losses/(Gains) Ratio	0.88%
Second Prior Net Losses/(Gains) Ratio	1.26%
Third Prior Net Losses/(Gains) Ratio	0.79%
Four Month Average	0.80%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.77%

Overcollateralization Target Amount	6,052,770.45
Actual Overcollateralization	6,052,770.45
Weighted Average Contract Rate	6.77%
Weighted Average Contract Rate, Yield Adjusted	10.26%
Weighted Average Remaining Term	45.44

Flow of Funds	$ Amount
Collections	32,276,521.84
Investment Earnings on Cash Accounts	11,724.93
Servicing Fee	(488,802.85)
Transfer to Collection Account	-
Available Funds	31,799,443.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,813,237.67
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,599,173.70
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,052,770.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,959,520.10

Total Distributions of Available Funds	31,799,443.92

Servicing Fee	488,802.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 03/16/26	545,595,675.19
Principal Paid	26,811,944.15
Note Balance @ 04/15/26	518,783,731.04

Class A-1
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-2a
Note Balance @ 03/16/26	11,392,993.64
Principal Paid	11,392,993.64
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-2b
Note Balance @ 03/16/26	15,152,681.55
Principal Paid	15,152,681.55
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-3
Note Balance @ 03/16/26	403,000,000.00
Principal Paid	266,268.96
Note Balance @ 04/15/26	402,733,731.04
Note Factor @ 04/15/26	99.9339283%

Class A-4
Note Balance @ 03/16/26	61,570,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	61,570,000.00
Note Factor @ 04/15/26	100.0000000%

Class B
Note Balance @ 03/16/26	36,320,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	36,320,000.00
Note Factor @ 04/15/26	100.0000000%

Class C
Note Balance @ 03/16/26	18,160,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	18,160,000.00
Note Factor @ 04/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,027,979.67
Total Principal Paid	26,811,944.15
Total Paid	28,839,923.82

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	45,382.09
Principal Paid	11,392,993.64
Total Paid to A-2a Holders	11,438,375.73

Class A-2b
SOFR Rate	3.67223%
Coupon	4.14223%
Interest Paid	52,304.91
Principal Paid	15,152,681.55
Total Paid to A-2b Holders	15,204,986.46

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	266,268.96
Total Paid to A-3 Holders	1,754,010.63

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.6752548
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.1485640
Total Distribution Amount	23.8238188

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2269105
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	56.9649682
Total A-2a Distribution Amount	57.1918787

A-2b Interest Distribution Amount	0.1966350
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	56.9649682
Total A-2b Distribution Amount	57.1616032

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.6607170
Total A-3 Distribution Amount	4.3523837

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	96.94
Noteholders' Third Priority Principal Distributable Amount	677.31
Noteholders' Principal Distributable Amount	225.75

Account Balances	$ Amount
Reserve Account
Balance as of 03/16/26	3,026,385.22
Investment Earnings	8,994.52
Investment Earnings Paid	(8,994.52)
Deposit/(Withdrawal)	-
Balance as of 04/15/26	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22